Debt Consolidation Agreement (Details)	3 Months Ended
Sep. 30, 2024 USD ($)
Notes Receivable [Member]
Total consolidated amount	$ (1,706,994)
Debt instrument face amount	(1,563,000)
Interest amount	(143,994)
Line Of Credit Member [Member]
Debt instrument face amount	570,250
Interest amount	182,092
Total consolidated amount	752,342
Promissory Notes Payable [Member]
Debt instrument face amount	1,708,000
Interest amount	170,783
Total consolidated amount	1,878,783
Inventory Financing Payable [Member]
Debt instrument face amount	500,000
Interest amount	240,274
Total consolidated amount	740,274
Accrued Expenses - Face Mask [Member]
Debt instrument face amount	33,218
Interest amount	0
Total consolidated amount	33,218
Debt Consolidation Agreement [Member]
Debt instrument face amount	1,258,845
Interest amount	449,155
Total consolidated amount	1,708,000
Consulting Agreement [Member]
Debt instrument face amount	250,000
Interest amount	0
Total consolidated amount	250,000
Additional Fund Received [Member]
Interest amount	0
Total consolidated amount	(239,623)
Debt instrument face amount	$ (239,623)